Taxes Recoverable and Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Taxes Recoverable and Payable [Abstract]
Taxes Recoverable and Payable

12. Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following (in thousands):

	March 31	December 31
	2024	2023
	(in thousands)
Taxes recoverable	$683	$631
Less: Taxes payable	(13)	(14)
Total	$670	$617

14.	Taxes Recoverable and Payable

Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Taxes recoverable	$631	$1,388
Less: Taxes payable	(14)	(616)
Total	$617	$772